DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
DUE TO RELATED PARTIES (Tables)
Schedule of Due to related parties
	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852